The High
   Yield Income
   Fund, Inc.
----------------------------------------------------
   Semi-Annual Report
   February 28, 1999

Letter to Shareholders
---------------------------------------
                          April 20, 1999

Dear Shareholder:

Performance At A Glance.
During the six months ended February 28, 1999, prices of high-yield bonds began to recover after selling off sharply in mid-summer and autumn of 1998.
High-yield bonds had temporarily fallen out of favor after a global financial crisis spread beyond Asia to Russia and Latin America. Concern about deteriorating conditions in world stock, bond and currency markets led many investors to purchase the safest government securities, such as U.S.
Treasuries, and sell riskier assets, including high-yield bonds. This trend reversed, however, after the Federal Reserve repeatedly eased U.S. monetary policy to reassure investors.

Despite the increased volatility in the high-yield bond market, The High Yield
Income Fund beat the average comparable fund as measured by Lipper, Inc. for the six-month and 12-month periods ended February 28, 1999.
We maintained a
large exposure to bonds of stable industries such as cable television and de-emphasized lower-rated debt securities and international bonds that would be among the first to perform poorly under difficult market conditions.

                         FUND'S PERFORMANCE
                           As of 2/28/99

                         Total Return    Total Return
NAV      Market Price
                           6 months        12 months
2/28/99      2/28/99
High Yield                   5.48%           -0.78%
$6.92        $7.13
 Income Fund1
Lipper Closed-End            2.38            -4.71
N/A          N/A
 High Current Yield Avg.2
Lipper Open-End              3.37            -2.01
N/A          N/A
 High Current Yield Avg.3

1Source: Prudential Investments Fund Management LLC. Total return of the Fund represents the change in net asset value from the beginning of the period
(9/1/98) through the end of the period (2/28/99) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper, Inc. These are the average returns of 27 funds in the close-end high current yield category.

3Source: Lipper, Inc. These are the average returns of 300 funds in the open-end high current yield category.

                      YIELD AND DIVIDEND
                        As of 2/28/99

             Total Monthly Dividends Paid Per Share

       Total Monthly Dividends
          Paid Per Share         Yield At Market Price
            6 months
              $0.36                     5.05%

The Fund seeks high current income primarily by investing in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated less than BBB are below investment grade and are commonly known as junk bonds.
Below-investment- grade bonds are subject to greater risk of default and higher volatility than investment- grade bonds. The Fund is well-diversified, and we carefully research companies to find those with attractive yields and improving credit quality.

Our Strategy

 We Adopted a Defensive Posture.
 Stock, bond and currency markets grew increasingly volatile after a global financial crisis that began in Asia spread to Russia and Latin America in mid-summer of 1998. The overseas difficulties also heightened concern that the
U.S. economy might slide into a recession. The economy could suffer as struggling countries in Asia purchased fewer American-made goods and services, while the United States was flooded with imports at bargain ports.

 If the U.S. economy had weakened substantially, corporate earnings could have declined and defaults on high-yield bonds might have increased markedly. We therefore chose to maintain a more defensive posture before the difficulties started in an effort to protect the Fund's net asset value. The Fund had a light exposure to bonds of metals, autos and paper companies because these cyclical industries tend to suffer when the economy turns down. We also reduced the Fund's holdings of emerging market bonds, which was one of the most volatile sectors of the high-yield market. In addition, we kept bonds rated
Caa below 5.00% of the Fund's total investments throughout the six-month period. These debt securities are viewed as carrying substantial risk.

 Meanwhile, some of the Fund's largest positions were in domestic industries that tend to be less cyclical, boast stable cash flows, and usually perform well even if economic growth slows. For example, cable television bonds comprised around 10% of the Fund's total investments during the past six months. We also focused on debt securities of companies in telecommunications and media, where the tendency of stronger corporations to purchase their competitors for strategic purposes benefited bondholders. Then too, we liked the bonds of companies in these industries because earnings for many are expected to increase over time. The Fund's largest position was in telecommunications bonds, which accounted for nearly 23% of its total investments. From the perspective of credit quality, bonds rated single-B continued to comprise the bulk of the Fund's holdings.

What Went Well.

 Our Conservative Approach Helped.

 The Fund benefited from our generally conservative posture heading into the downturn in global financial markets. We emphasized bonds of the steadier industries and maintained a light exposure to Caa-rated bonds, emerging market bonds, and the bonds of companies in cyclical industries. The latter are among the less stable sectors of our market, which were particularly hard hit as concern about the global financial crisis led investors to sell riskier assets, including high-yield bonds, and purchase securities such as U.S. Treasuries.
Treasuries are considered among the world's safest securities because they are backed by the full faith and credit of the U.S. government.

Indeed, market sentiment had turned so negative that the Federal Reserve cut the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point on September 29, October 15, and
November 17, leaving the key short-term rate at 4.75%.
Cutting interest rates
stimulates economic growth by lowering borrowing costs.
Therefore, the three
short-term rate reductions helped restore faith in the U.S.
economy and calmed
global financial markets.

The three changes in U.S. monetary policy were so effective that investors began to reverse the "flight-to-quality" trend by selling
Treasuries and
purchasing riskier assets. This shift in market sentiment benefited high-yield bonds and propelled the U.S. equity markets to record high levels. The
Investment Company Institute reported that the amount of money flowing into high-yield bond mutual funds during November 1998 surpassed the previous all-time high by an impressive 51%. This renewed demand boosted the prices of bonds rated single-B, which had been oversold earlier. We welcomed this rally as these bonds accounted for nearly 70% of the Fund's total investments during the six-month period.

Besides the aggressive moves by the Federal Reserve, prices of high-yield bonds also began to rebound as investors realized the U.S. economy was not about to sink into a recession. Surprisingly strong U.S. economic growth combined with continued low inflation helped to keep defaults on high-yield bonds in check.
Encouraged by this market rebound, we began to bargain-hunt selectively among bonds of energy, steel and paper companies and other cyclical industries to bring our underweighted positions more in line with market averages.

Bond prices continued to rally in early 1999 as the new year bought a fresh allocation of money into the high-yield market. By February, however, some of these price increases were reversed as investors began to worry whether the
Federal Reserve would have to increase the Federal funds rate in order to keep the robust U.S. economy from eventually stoking higher inflation.

And Not So Well.

 High-Yield Bonds Temporarily Fell Out of Favor.
 September and October of 1998 were two of the most challenging months in the history of the high-yield market. In September, investors were shocked when the
Federal Reserve had to arrange a rescue for Long-Term
Capital Management in
order to keep the giant U.S. hedge fund from collapsing.
Investors responded
to this troubling news by continuing to dump lower-quality assets. In fact, there were so few buyers for high-yield bonds that many companies had to postpone selling new debt securities.

Conditions in our market had deteriorated so much by mid-October that the average junk bond provided a yield that was approximately
7.5 percentage
points above the yield on comparable Treasuries. This huge difference in yield indicated that investors required heavy compensation for taking a chance on high-yield bonds. By contrast, last July, the average high-yield bond carried a yield that was just 3.75 percentage points above the yield on comparable
Treasuries.

Looking Ahead.

 Focus on Cyclicals.
 The U.S. economic expansion has continued and overseas economies have begun to stabilize. This is good news for companies in cyclical industries such as metals and paper because their earnings tend to improve under upbeat economic conditions. We therefore plan to purchase more of these bonds, which still comprise a small percentage of the Fund's total investments.

Sincerely,

Kendall Peterson
Manager

Richard A. Redeker
President

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--122.6%
CORPORATE BONDS--118.9%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace--1.2%
BE Aerospace Inc., Sr. Sub. Notes
B1            9.50%      11/01/08   $     150         $
159,000
K & F Industries, Inc., Sr. Sub. Notes, Ser. B
B3            9.25       10/15/07         300 (a)
305,250
Stellex Industries, Inc., Sr. Sub. Notes
B3            9.50       11/01/07         500
437,500

-----------

901,750
------------------------------------------------------------
------------------------------------------------------------
------
Automotive Parts--2.3%
Foamex JPS Automotive LP.,
   Sr. Notes
B1           11.125       6/15/01       1,000 (a)
1,055,000
   Sr. Sub. Notes
B3            9.875       6/15/07         150
161,250
Paragon Corporate Holdings, Inc., Sr. Notes
B3            9.625       4/01/08         250
200,000
Standyne Automotive Corp., Sr. Sub. Notes
B            10.25       12/15/07         350
341,250

-----------

1,757,500
------------------------------------------------------------
------------------------------------------------------------
------
Building Products--4.5%
Building Materials Corp., Sr. Notes
Ba3           8.00       12/01/08         250
249,375
Congoleum Corp., Sr. Notes
B1            8.625       8/01/08         500 (a)
485,000
Del Webb Corp., Sr. Sub. Deb.
B2            9.375       5/01/09       1,000 (a)
950,000
Falcon Building Products., Inc., Sr. Sub. Disc. Notes, Zero
   Coupon
   (until 6/15/02), Ser. B
B3           10.50        6/15/07         600
354,000
International Comfort Productss, Inc., Sr. Notes
B2            8.625       5/15/08         500 (a)
500,000
Koppers Industry, Inc., Sr. Sub Notes
B2            9.875      12/01/07         200
199,000
Nortek Inc.,
   Sr. Notes
B1            8.875       8/01/08         250
255,625
   Sr. Notes
B1            9.125       9/01/07         500 (a)
516,250

-----------

3,509,250
------------------------------------------------------------
------------------------------------------------------------
------
Cable--11.1%
Adelphia Communications Corp.,
   Sr. Notes
B1            9.25       10/01/02         225 (a)
239,625
   Sr. Notes
B1           10.50        7/15/04         500 (a)
550,000
   Sr. Notes, Payment in Kind
      (cost $109,060; purchased 3/20/96)
B1            9.50        2/15/04          85
87,844
Coaxial Communications Central Ohio, Sr. Notes
B3           10.00        8/15/06         250
265,000
Comcast Corp., Sr. Sub. Notes
Ba3          10.625       7/15/12       1,000 (a)
1,267,550
Comcast UK Cable Corp., Sr. Disc. Deb., Zero Coupon
   (until 11/15/00) (UK)
B2           11.20       11/15/07         250 (a)(e)
218,125

------------------------------------------------------------
------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable (cont'd.)
CSC Holdings, Inc.,
   Sr. Notes, Ser. B
Ba2          8.125%       8/15/09   $     200 (a)     $
212,190
   Sr. Sub. Notes
B1           9.25        11/01/05         500 (b)
536,250
Diamond Cable Co.,
   Sr. Disc. Notes, Zero Coupon (until 3/31/00) (U.K.)
B3          13.25         9/30/04         375 (a)(e)
382,031
   Sr. Disc. Notes, Zero Coupon (until 12/15/00) (U.K.)
B3          11.75        12/15/05         625 (e)
543,750
   Sr. Disc. Notes, Zero Coupon (until 2/15/02) (U.K.)
B3          10.75         2/15/07         500 (e)
391,250
Falcon Holdings Group, L.P., Sr. Disc. Notes, Zero Coupon
   (until 4/15/03)
B2           8.375        4/15/10         250
171,875
Intermedia Capital Partners L.P., Sr. Disc. Notes
B2          11.25         8/01/06         820 (a)
928,650
International Cabletel, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/00)
B3          12.75         4/15/05         250
236,250
   Sr. Notes, Ser. B, Zero Coupon (until 2/1/01)
B3          11.50         2/01/06         625 (a)
550,000
Lenfest Communications, Inc., Sr. Sub. Notes
B2          10.50         6/15/06         500 (a)
590,000
Rogers Cablesystems, Inc., (Canada) Sr. Notes
Ba3         10.00         3/15/05       1,000 (a)(e)
1,120,000
United Int'l. Holdings, Inc., Sr. Sec'd. Disc. Notes, Zero
   Coupon
   (until 2/15/03)
B3          10.34         2/15/08         500
327,500

-----------

8,617,890
------------------------------------------------------------
------------------------------------------------------------
------
Casinos--3.2%
Aztar Corp., Sr. Sub. Notes
B3          13.75        10/01/04       1,000 (b)
1,100,000
Lady Luck Gaming Finance Corp., First Mtge. Notes
B2          11.875        3/01/01         750 (b)
758,438
Majestic Star Casino LLC.
B           12.75         5/15/03         225 (a)
245,250
Trumps Castle Funding, Inc., First Mtge. Notes
Caa         11.75        11/15/03         500
385,000

-----------

2,488,688
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--2.2%
Equistar Chemicals. Inc., Sr. Notes
Baa3          8.75        2/15/09         250
255,313
Polymer Group, Inc., Sr. Sub. Notes
B2            9.00        7/01/07       1,000
1,015,000
Sterling Chemical Holdings, Inc., Sr. Sub. Notes
B3           11.75        8/15/06         500 (a)
435,000

-----------

1,705,313
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products--5.2%
Corning Consumer Prod. Co., Sr. Sub. Notes
B3            9.625       5/01/08         250 (a)
192,500
French Fragrances, Inc.,
   Sr. Notes, Ser. B
B2           10.375       5/15/07         600 (a)
594,000
   Sr. Notes, Ser. B
B2           10.375       5/15/07         150
150,000
Louisiana Petite Academy, Inc., Sr. Notes
B3           10.00        5/15/08         250
243,125
Radnor Holdings, Corp., Sr. Notes, Ser. B
B2           10.00       12/01/03         500
515,000
Revlon Consumer Prod. Corp., Sr. Notes
B2            9.00       11/01/06         500
487,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products (cont'd.)
Scotts Co., Sr. Sub. Notes
B2           8.625%       1/15/09   $     150         $
154,500
Sealy Mattress Co., Sr. Sub. Disc. Notes, Zero Coupon
   (until 12/15/02)
NR          10.875       12/15/07         200
125,000
Syratech Corp., Sr. Notes
B3          11.00         4/15/07         500 (a)
392,500
United Stationer Supply Co., Sr. Sub. Notes
B1          12.75         5/01/05         700 (b)
778,750
Windmere Durable Holdings, Inc., Sr. Notes
B3          10.00         7/31/08         500 (a)
457,500

-----------

4,090,375
------------------------------------------------------------
------------------------------------------------------------
------
Containers--0.7%
Tekni Plex, Inc., Sr. Sub. Notes
B3           9.25         3/01/08         550
561,000
------------------------------------------------------------
------------------------------------------------------------
------
Drugs & Health Care--0.9%
Alaris Med. Systems, Inc., Sr. Sub. Notes
B3            9.75       12/01/06         150 (a)
151,500
Fresenius Medical Care,
   Trust Pfd. Secs.
NR            9.00       12/01/06          75
76,125
   Trust Pfd. Secs.
NR            7.875       2/01/08         500
482,500

-----------

710,125
------------------------------------------------------------
------------------------------------------------------------
------
Energy--5.6%
AES Corp., Sr. Sub. Notes
Ba1          10.25        7/15/06         500 (a)
531,250
Calenergy Inc., Sr. Notes
Ba1           9.50        9/15/06       1,000
1,099,180
Grant Geophysical, Inc., Sr. Notes
B3            9.75        2/15/08         500 (a)
310,000
Great Lakes Carbon Corp., Sr. Sub. Notes, Payment in Kind
   (cost $500,000; purchased 5/19/98)
B3           10.25        5/15/08         500 (a)
515,000
Gulf Canada Resources Ltd.,
   Sr. Sub. Deb. (Canada)
Ba2           9.25        1/15/04         500 (a)(e)
499,295
   Sr. Sub. Deb. (Canada)
Ba2           9.625       7/01/05         375 (a)(e)
382,500
P & L Coal Holdings Corp., Sr. Sub. Notes
B2            9.625       5/15/08       1,000 (a)
1,020,000

-----------

4,357,225
------------------------------------------------------------
------------------------------------------------------------
------
Financial--0.6%
Delta Financial Corp., Sr. Notes
B3            9.50        8/01/04         550 (a)
440,000
------------------------------------------------------------
------------------------------------------------------------
------
Food & Beverage--1.5%
Pilgrim's Pride Corp., Sr. Sub. Notes
B3           10.875       8/01/03         800 (a)
824,000
PSF Finance, LP., Sr. Sec'd. Notes, Payment in Kind
   (cost $324,232; purchased 3/8/94)
NR           11.00        9/17/03         324 (b)(c)
337,201

-----------

1,161,201

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Foods--3.7%
Borden, Inc., Sr. Notes
Ba1           9.20%       3/15/21   $     500 (a)     $
465,450
Carrols Corp., Sr. Sub. Notes
B2            9.50       12/01/08         250
252,500
Cott Corp., Sr. Notes
Ba3           8.50        5/01/07         500 (a)
450,000
New World Pasta Co., Sr. Sub. Notes
B2            9.25        2/15/09         250
253,125
Packaged Ice, Inc., Sr. Notes
B3            9.75        2/01/05         500
512,500
Purina Mills, Inc., Sr. Sub. Notes
B2            9.00        3/15/10       1,000
930,000

-----------

2,863,575
------------------------------------------------------------
------------------------------------------------------------
------
Gaming--4.5%
Alliance Gaming Corp. Sr. Sub. Notes, Ser. B
B3           10.00        8/01/07       1,000 (a)
730,000
Boyd Gaming Corp., Sr. Sub. Notes
B1            9.50        7/15/07         250
255,000
Casino America Corp., Sr. Notes
B1           12.50        8/01/03         250 (a)
280,625
Casino Magic Corp., Sr. Notes
B1           13.00        8/15/03         250 (a)
287,500
Harrahs Operating Inc., Sr. Sub. Notes
Ba2           7.875      12/15/05         250
250,625
Hollywood Park, Inc., Sr. Sub. Notes
B2            9.25        2/15/07         500
499,375
MGM Grand, Inc., Sr. Notes
Ba1           6.875       2/06/08         250 (a)
241,250
Mohegan Tribal Gaming Authority,
   Sr. Sub. Notes
NR            8.125       1/01/06         250
250,000
   Sr. Sub. Notes
NR            8.75        1/01/09         125
125,000
Trump Atlantic City Assocs., First Mtge. Notes
B2           11.25        5/01/06         650 (a)
552,500

-----------

3,471,875
------------------------------------------------------------
------------------------------------------------------------
------
Health Care--0.5%
Columbia / HCA Healthcare Corp., Sr. Notes
Ba2           6.91        6/15/05         125 (a)
115,000
Mariner Post Acute Network, Inc., Sr. Sub. Disc. Notes,
   Zero Coupon (until 11/1/02)
B3           10.50       11/01/07         850
246,500

-----------

361,500
------------------------------------------------------------
------------------------------------------------------------
------
Home Builder--0.3%
D.R. Horton, Inc., Sr. Notes
Ba1           8.00        2/01/09         250 (a)
244,375
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--7.0%
Amphenol Corp., Sr. Sub. Notes
B2            9.875       5/15/07       1,000 (a)
1,040,000
Anchor Lamina, Inc., Sr. Sub. Notes
B3            9.875       2/01/08         150 (a)
141,000
Continental Global Group, Inc., Sr. Notes, Ser. A
B2           11.00        4/01/07       1,000 (a)
820,000
Eagle Picher Industries, Inc., Sr. Sub. Notes
B3            9.375       3/01/08         350
334,250
Interlake Corp., Sr. Sub. Deb.
B3           12.125       3/01/02         750
757,500
Motors & Gears, Inc.
B3           10.75       11/15/06         500 (a)
516,250

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Industrials (cont'd.)
Stena AB, (Sweden) Sr. Notes
B1          10.625%       6/01/08   $     500 (e)     $
410,000
Thermadyne Mfg., Sr. Sub. Notes
B3           9.875        6/01/08         500
460,000
Viasystems, Inc., Sr. Sub. Notes
B3           9.75         6/01/07         500
471,250
Westinghouse Air Brake Co., Sr. Notes
Ba3          9.375        6/15/05         500
515,000

-----------

5,465,250
------------------------------------------------------------
------------------------------------------------------------
------
Leisure--2.0%
AMC Entertainment Inc., Sr. Sub. Notes
B3           9.50         2/01/11         750
735,000
Ballys Health & Tennis Corp., Sr. Sub. Notes
B3           9.875       10/15/07         500 (a)
492,500
Imax Corp., Sr. Notes
Ba2          7.875       12/01/05         250
245,000
Loews Cineplex Entertainment Corp., Sr. Sub. Notes
B3           8.875        8/01/08         125
124,688

-----------

1,597,188
------------------------------------------------------------
------------------------------------------------------------
------
Lodging--2.2%
HMH Properties, Inc., Sr. Sec'd Notes
Ba2           7.875       8/01/08         750 (a)
738,750
Host Marriott Travel Plazas, Inc., Sr. Notes
Ba3           9.50        5/15/05         900 (a)
940,500

-----------

1,679,250
------------------------------------------------------------
------------------------------------------------------------
------
Media--8.5%
Ackerly Group Inc., Sr. Sub. Notes
B2            9.00        1/15/09         250
256,875
American Lawyer Media Holdings,
   Sr. Disc. Notes, Zero Coupon (until 12/15/02)
NR           12.25       12/15/08         300
192,750
   Sr. Sub. Notes
B1            9.75       12/15/07         600 (a)
621,000
AMSC Acquisition, Inc., Sr. Notes
NR           12.25        4/01/08         100
50,000
Capstar Radio Broadcasting, Inc., Sr. Sub. Notes
B2            9.25        7/01/07         125
134,375
Chancellor Media Corp., Sr. Sub. Notes
B1            9.00       10/01/08         625
667,187
Emmis Communications Corp., Sr. Notes
B2            8.125       3/15/09         150
151,500
Grupo Televisa S.A., Sr. Disc. Notes (Mexico)
   Zero Coupon (until 5/15/01)
Ba2          13.25        5/15/08         500 (a)(e)
381,250
Jacor Communications, Inc., Sr. Sub. Notes
B2            9.75       12/15/06       1,000 (a)
1,100,000
Lamar Advertising Co., Sr. Sub. Notes
B1            9.625      12/01/06         500 (a)
543,750
Mail Well Corp., Sr. Sub. Notes
B1            8.75       12/15/08         250
256,250
Mediacom, LLC., Sr. Notes
B2            7.875       2/15/11         500
488,125
Paxson Communications Corp., Sr. Sub. Notes
B3           11.625      10/01/02         500 (a)
501,250
Renaissance Media, LLC., Sr. Disc. Notes, Zero Coupon
   (until 4/15/03)
B3           10.00        4/15/08         250
175,000
Shop At Home, Inc., Sr. Sec'd Notes
B1           11.00        4/01/05         350
364,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Media (cont'd.)
Transwestern Publishing Co., Sr. Sub. Notes
NR           9.625%      11/15/07   $     250         $
261,250
World Color Press, Inc.,
   Sr. Sub. Notes
B1           8.375       11/15/08         250
251,875
   Sr. Sub. Notes
B1           7.75         2/15/09         250
243,750

-----------

6,640,187
------------------------------------------------------------
------------------------------------------------------------
------
Metals--2.3%
AK Steel Corp., Sr. Notes
Ba2          9.125       12/15/06         500
528,750
Allied Waste Industries, Inc.,
   Sr. Sub. Notes
Ba2          7.625        1/01/06         250
251,250
   Sr. Sub. Notes
Ba2          7.875        1/01/09         250
255,000
Armco, Inc., Sr. Notes
B1           9.00         9/15/07         250 (a)
261,250
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B2          12.00         1/15/05         250
263,750
WHX Corp., Sr. Notes
B3          10.50         4/15/05         250
235,000

-----------

1,795,000
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous--0.3%
Six Flags Entertainment Corp., Sr. Notes
B3            8.875       4/01/06         250
257,500
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous Services--0.3%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero Coupon (until
   10/1/99)
   (cost $188,496; purchased 10/17/96)
NR           13.00       10/01/06         250 (a)
232,500
------------------------------------------------------------
------------------------------------------------------------
------
Oil & Gas Exploration/Production--3.6%
Bayard Drilling Tech., Sr. Notes
B2           11.00        6/30/05         250 (a)
272,500
Chesapeake Energy Corp., Sr. Notes
B3            9.625       5/01/05         250 (a)
165,000
McDermott J. Ray, Sr. Sub. Notes
B1            9.375       7/15/06         250
281,875
Nuevo Energy Co., Sr. Sub. Notes
B1            9.50        4/15/06         250
230,625
Ocean Rig Norway AS, Sr. Sec'd. Notes
B3           10.25        6/01/08         500
375,000
Petroleos Mexicanos, Sr. Notes
Ba2           9.375      12/02/08         250
246,562
Plains Resources, Inc., Sr. Sub. Notes
B2           10.25        3/15/06         250
251,250
Snyder Oil Corp., Sr. Sub. Notes
B2            8.75        6/15/07         500
497,500
Veritas DGC, Inc., Sr. Notes
Ba3           9.75       10/15/03         500
502,500

-----------

2,822,812
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging--5.2%
Ball Corp., Sr. Sub. Notes
B1            8.25        8/01/08         750
765,000
Consumers Int'l., Inc., Sr. Sec'd Notes
Ba3          10.25        4/01/05         250 (a)
264,375

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging (cont'd.)
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)
Caa1         10.75%       1/15/09   $     100         $
69,000
   Sr. Sub. Notes
B3            8.75        1/15/08         100
100,750
Maxxam Group Holdings Inc., Sr. Sec'd Notes
B3           12.00        8/01/03         500 (b)
512,500
Millar Western Prod. Ltd., Sr. Notes
B3            9.875       5/15/08         250
205,000
Silgan Holdings Inc.,
   Sub. Deb., Payment in Kind, (cost $755,130; purchased
      6/13/97)
B            13.25        7/15/06         786
880,320
   Sr. Sub. Deb.
B1            9.00        6/01/09         500
516,875
Stone Container Corp., Sr. Sub. Deb.
B3           12.25        4/01/02         750 (b)
757,500

-----------

4,071,320
------------------------------------------------------------
------------------------------------------------------------
------
Pharmaceuticals--1.3%
ICN Pharmaceuticals Inc., Sr. Notes
Ba3           8.75       11/15/08       1,000
990,000
------------------------------------------------------------
------------------------------------------------------------
------
Printing--0.6%
Sullivan Graphics Inc., Sr. Sub. Notes
Caa          12.75        8/01/05         500
505,000
------------------------------------------------------------
------------------------------------------------------------
------
Refinery--0.3%
Tesoro Petroleum Corp., Sr. Sub. Notes
B1            9.00        7/01/08         250
240,000
------------------------------------------------------------
------------------------------------------------------------
------
Restaurants--0.3%
CKE Restaurants Inc., Sr. Sub. Notes
NR            9.125       5/01/09         250
250,000
------------------------------------------------------------
------------------------------------------------------------
------
Retail--5.2%
Big 5 Corp., Sr. Notes, Ser. B
B2           10.875      11/15/07         200 (a)
202,000
Duane Reade Inc., Sr. Sub. Notes
B3            9.25        2/15/08         700 (a)
721,000
Franks Nursery & Crafts, Inc., Sr. Sub. Notes
B3           10.25        3/01/08         400 (a)
398,000
K-Mart Corp.
Ba2           8.25        1/01/22         750 (a)
810,000
Phar-Mor, Inc., Sr. Notes
B3           11.72        9/11/02       1,250 (b)
1,287,500
Phillips Van Heusen Corp., Sr. Sub. Notes
B1            9.50        5/01/08         250
248,750
Worldtex, Inc., Sr. Notes, Ser. B
B1            9.625      12/15/07         500
420,000

-----------

4,087,250
------------------------------------------------------------
------------------------------------------------------------
------
Steel & Metals--1.9%
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2           12.75        2/01/03         960 (a)
928,800
WCI Steel, Inc., Sr. Notes
B2           10.00       12/01/04         500
512,500

-----------

1,441,300

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Supermarkets--3.7%
Interact Systems, Inc., Sr. Disc. Notes Zero Coupon (until
   8/1/99)
NR           14.00%       8/01/03   $   1,100 (c)     $
451,000
Jitnay-Jungle Stores Inc., Sr. Notes
B2           12.00        3/01/06       1,000 (a)
1,107,500
Marsh Supermarkets Inc., Sr. Sub. Notes
B2            8.875       8/01/07         500 (a)
531,250
Pantry, Inc., Sr. Sub. Notes
B3           10.25       10/15/07         750 (a)
780,000

-----------

2,869,750
------------------------------------------------------------
------------------------------------------------------------
------
Technology--0.8%
Details Holding Corp., Sr. Disc. Notes, Zero Coupon (until
   11/15/02)
NR           12.50       11/15/07         250 (a)
136,250
DII Group, Inc., Sr. Sub. Notes
B1            8.50        9/15/07         500 (a)
500,000

-----------

636,250
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--23.3%
Allegiance Telecommunications, Inc., Sr. Notes
NR           12.875       5/15/08         750 (a)
798,750
CB Richards Ellis Svcs, Inc., Sr. Sub. Notes
Ba3           8.875       6/01/06         500 (a)
505,000
CCPR Services, Inc., Sr. Sub. Notes
B2           10.00        2/01/07         500 (a)
510,000
Cellnet Data Systems, Inc., Sr. Disc. Notes, Series B (cost
   $14,757,683; purchased 9/24/97 and 10/13/97)
NR           14.00       10/01/07       1,249 (c)
399,680
E. Spire Communications, Inc., Sr. Disc. Notes, Zero Coupon
   (until 7/1/03)
NR           10.625       7/01/08         750
270,000
Echostar DBS Corp., Sr. Notes
B2            9.375       2/01/09         150
150,750
Firstworld Communications, Inc., Sr. Notes, Zero Coupon
   (until 4/15/03)
NR           13.00        4/15/08         250
92,500
Geotek Communications, Inc., Sr. Conv. Notes
C            12.00        2/15/01       1,000
100
GST Telecommunications, Inc., Sr. Disc. Conv. Notes, Zero
   Coupon (until 12/15/00)
NR           13.875      12/15/05         110
90,200
   Sr. Sub. Notes
NR           12.75       11/15/07         175 (a)
161,000
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
NR           13.875      12/15/05       1,130 (b)
799,475
Hyperion Telecommunications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/01)
B3           13.00        4/15/03         250 (c)
192,500
ICG Holdings, Sr. Disc. Notes, Zero Coupon (until 9/15/00)
NR           13.50        9/15/05       1,500 (a)
1,301,250
Impsat Corp.,
   Sr. Notes
B1           12.125       7/15/03         700 (a)
558,397
   Sr. Notes
B2           12.375       6/15/08         250
200,000
Intermedia Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B2           12.50        5/15/06         500 (a)
400,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)
B2           11.25        7/15/07         825 (a)
573,375
IPC Information Systems, Inc., Sr. Disc. Notes, Zero Coupon
   (until 11/1/01)
B3           10.875       5/01/08         500
320,000
Iridium Cap. Corp., Sr. Notes, Series B
B3           14.00        7/15/05         500 (a)
410,000
ITC Deltacom, Inc., Sr. Notes
B2            9.75       11/15/08       1,000
1,045,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)           (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Level 3 Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/1/03)
B3           10.50%      12/01/08   $     450         $
256,500
   Sr. Notes
B3            9.125       5/01/08         250
243,438
Mastec, Inc., Sr. Sub. Notes
Ba3           7.75        2/01/08         250
242,500
McLeod USA Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)
B2           10.50        3/01/07         750 (b)
592,500
   Sr. Notes
B2            9.25        7/15/07         400 (a)
420,000
   Sr. Notes
B2            8.125       2/15/09         250
246,250
Metronet Communications Corp., Sr. Disc. Notes, Zero Coupon
   (until 6/15/03)
B3            9.95        6/15/08         500
341,400
Nextel Communications, Inc., Sr. Disc. Notes, Zero Coupon
   (until 10/31/02)
B2            9.75       10/31/07         650
424,125
Nextel Partners, Inc., Sr. Disc. Notes, Zero Coupon (until
   2/01/04)
B3           14.00        2/01/09         500
257,500
Nextlink Communications, Inc., Sr. Notes
B3            9.625      10/01/07         400 (a)
391,000
Omnipoint Corp.,
   Sr. Notes
B3           11.625       8/15/06         150
121,500
   Sr. Notes, Series A
B2           11.625       8/15/06         750 (a)
607,500
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/00)
B3           15.00        2/01/05       1,250 (a)
1,081,250
Price Communications Wireless,
   Sr. Sec'd Notes
Ba3           9.125      12/15/06         500
525,000
   Sr. Sub. Notes
B3           11.75        7/15/07         750 (a)
825,000
PSINET Inc., Sr. Notes
B3           10.00        2/15/05         500 (a)
517,500
Qwest Communications Int'l., Inc., Sr. Notes
Ba1           7.50       11/01/08         750
780,000
RSL Communications, PLC., Sr. Notes
NR           12.00       11/01/08         250
267,500
Telegroup Inc., Sr. Disc. Notes
NR           10.40       11/01/04         500 (a)
175,000
Time Warner Telecom, LLC., Sr. Notes
B2            9.75        7/15/08       1,000 (a)
1,070,000

-----------

18,163,440
------------------------------------------------------------
------------------------------------------------------------
------
Transportation--2.2%
Holt Group Inc., Sr. Notes
Caa1          9.75        1/15/06         150
102,000
Kitty Hawk, Inc., Sr. Sec'd Notes
B1            9.95       11/15/04         500 (a)
505,000
USAir, Inc.,
   Pass Through Trust Ser. 1989-A2
A3            9.82        1/01/13         500 (a)
551,180
   Pass Through Trust
Ba2          10.375       3/01/13         500
541,660

-----------

1,699,840

-----------
Total corporate bonds (cost $96,344,195)
92,685,479

-----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Value
Description                           Shares          (Note
1)
------------------------------------------------------------
--
COMMON STOCKS(d)
Intermedia Communications, Inc.           403        $
6,948
Pagemart Nationwide, Inc.               3,500
21,000
United Int'l. Holdings, Inc., Class A       1
46
                                                     -------
----
Total common stocks
   (cost $27,440)
27,994
                                                     -------
----

                                       Units
                                      --------
COMMON TRUST UNIT(d)--0.4%
PSF Finance, LP (cost $462,534;
   purchased 3/8/94)                  27,924(c)(f)
307,164
                                                     -------
----
                                       Shares
                                      --------
PREFERRED STOCKS--3.0%
Clark USA Inc., Payment in Kind           112
72,690
CSC Holdings, Inc.,
   11.125%, Payment in Kind             1,318(c)
155,562
   11.125%, Payment in Kind                41
486,007
Intermedia Communications, Inc.        10,000
172,500
Intermedia Communications, Inc.,
   Series B,   13.50%, Payment in Kind    315
316,074
Nextel Communications, Inc., 11.125%,
   Payment in Kind                        162
152,278
Petroleum Heat & Power Inc.             2,361(c)
4,132
Primedia, Inc., Ser. H                  3,000
292,500
Sinclair Broadcast Group. Inc.          5,000
548,750
Viasystems Group, Inc., Ser. B         11,041
154,571
                                                     -------
----
Total preferred stocks
   (cost $2,181,903)                                 -------
----

2,355,064
                                                     -------
----
WARRANTS(d)--0.3%
American Mobile Satellite Corp.,
   expiring 4/1/08                        100        $
250
Benedek Communications Corp.
   expiring 7/1/07                      5,000
10,000
Cellnet Data Systems, Inc., expiring
   9/15/07                              2,029(c)
10,145
Clearnet Communications, Inc.
   expiring 9/15/05 (Canada)            2,475
12,375
Firstworld Communications, Inc.,
   expiring 4/15/08                       250
2,500
Foamex JPS Automotive LP.,
   expiring 7/1/99                      1,000
10,000
Intelcom Group, Inc., expiring
   9/15/05                              9,900
99,000
Interact Systems, Inc., expiring
   8/1/03                               1,100(c)
11
Intermedia Communications, Inc.,
   expiring 6/1/00                        750
39,788
MGC Communications, Inc.,
   expiring 1/1/49                        200
5,440
Nextel Communications, Inc.,
   expiring 4/25/99                     1,000
10
Pagemart Nationwide, Inc.,
 expiring 12/31/03                      4,600
13,800
Sterling Chemical Holdings, Inc.,
   expiring 8/15/08                       140
2,100
                                                     -------
----
Total warrants
   (cost $0)
205,419
                                                     -------
----
Total long-term investments
   (cost $99,016,072)
95,581,120

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of
February 28, 1999 (Unaudited)                  THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
-------------------

Principal

Interest    Maturity      Amount        Value
Description
Rate        Date         (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--1.3%
Joint Repurchase Agreement Account (cost $991,000; Note 4)
4.758%       3/01/99    $   991         $    991,000

------------
Total Investments--123.9%
(cost $100,007,072; Note 3)
96,572,120
Other assets in excess of liabilities--(23.9)%
(18,600,960)

------------
Net Assets--100%
$ 77,971,160

------------

------------

---------------
(a) Total segregated as collateral for line of credit.
Aggregate value of
segregated securities--$47,833,723; (Note 5).
(b) Portion of security segregated as collateral for line of credit. Aggregate
value of segregated securities--$4,561,637; (Note 5).
(c) Indicates a security is restricted as to resale; the
aggregate cost of such
    securities is $2,730,266. The aggregate value $1,701,833
is approximately 2%
    of net assets.
(d) Non-income producing securities.
(e) US $ Denominated Bonds-Foreign Issuers.
(f) Portion of units represent ownership in PSF Holdings,
Inc.
NR--Not rated by Moody's or Standard & Poor's.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------

Assets                                          February 28,
1999
Investments, at value (cost $100,007,072)....     $
96,572,120
Cash.........................................
106
Dividend and interest receivable.............
1,953,817
Receivable for investments sold..............
663,469
Prepaid expenses and other assets............
1,324
                                                ------------
-----
   Total assets..............................
99,190,836
                                                ------------
-----
Liabilities
Loan payable (Note 5)........................
20,000,000
Payable for investments purchased............
819,178
Accrued expenses.............................
157,680
Loan interest payable........................
89,826
Dividends payable............................
55,513
Deferred directors' fees.....................
55,038
Due to Manager...............................
42,441
                                                ------------
-----
   Total liabilities.........................
21,219,676
                                                ------------
-----
Net Assets...................................     $
77,971,160
                                                ------------
-----
                                                ------------
-----
Net assets were comprised of:
   Common stock, at par......................     $
112,628
   Paid-in capital in excess of par..........
100,998,516
                                                ------------
-----

101,111,144
   Undistributed net investment income.......
236,739
   Accumulated net realized loss on
      investments............................
(19,941,771)
   Net unrealized depreciation on
      investments............................
(3,434,952)
                                                ------------
-----
   Net assets, February 28, 1999.............     $
77,971,160
                                                ------------
-----
                                                ------------
-----
Net asset value and redemption price per
   share
   ($77,971,160 / 11,262,777 shares of common
   stock issued and outstanding).............
$6.92
                                                ------------
-----
                                                ------------
-----

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1999
Income
   Interest..................................      $
5,147,687
   Dividends.................................
41,999
                                                ------------
-----

5,189,686
                                                ------------
-----
Expenses
   Management fee............................
268,937
   Custodian's fees and expenses.............
77,000
   Transfer agent's fees and expenses........
21,000
   Reports to shareholders...................
20,000
   Audit fee and expenses....................
15,000
   Registration fees.........................
13,000
   Directors' fees and expenses..............
7,000
   Legal fees and expenses...................
500
   Miscellaneous.............................
4,849
                                                ------------
-----
      Total operating expenses...............
427,286
   Loan interest expense (Note 5)............
608,333
                                                ------------
-----
      Total expenses.........................
1,035,619
                                                ------------
-----
Net investment income........................
4,154,067
                                                ------------
-----
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
   transactions..............................
(1,754,198)
Net change in unrealized depreciation on
   investments...............................
1,825,999
                                                ------------
-----
Net gain on investments......................
71,801
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
4,225,868
                                                ------------
-----
                                                ------------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
                                                  February
28,
Increase (Decrease) in Cash                           1999
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $802,197).......   $
4,430,698
   Operating expenses paid.....................
(442,405)
   Loan interest paid..........................
(631,806)
   Maturities of short-term portfolio
      investments, net.........................
2,773,000
   Purchases of long-term portfolio
      investments..............................
(35,863,859)
   Proceeds from disposition of long-term
      portfolio investments....................
33,617,645
   Prepaid expenses............................
753
                                                  ----------
---
   Net cash provided from operating
      activities...............................
3,884,026
                                                  ----------
---
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $163,507)................
(3,884,357)
                                                  ----------
---
Net decrease in cash...........................
(331)
Cash at beginning of period....................
437
                                                  ----------
---
Cash at end of period..........................   $
106
                                                  ----------
---
                                                  ----------
---
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from Operating Activities
Net increase in net assets resulting from
   operations..................................   $
4,225,868
                                                  ----------
---
Increase in investments........................
(431,120)
Net realized loss on investment transactions...
1,754,198
Net change in net unrealized depreciation on
   investments.................................
(1,825,999)
Increase in receivable for investments sold....
(663,469)
Decrease in interest receivable................
43,209
Decrease in prepaid expenses and other
   assets......................................
753
Increase in payable for investments
   purchased...................................
819,178
Decrease in accrued expenses and other
   liabilities.................................
(38,592)
                                                  ----------
---
   Total adjustments...........................
(341,842)
                                                  ----------
---
Net cash provided from operating activities....   $
3,884,026
                                                  ----------
---
                                                  ----------
---


THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase in                         February 28,
August 31,
Net Assets                              1999
1998
Operations
   Net investment income........     $ 4,154,067        $
8,246,323
   Net realized gain (loss) on
      investment transactions...      (1,754,198)
2,347,417
   Net change in unrealized
      appreciation/depreciation
      of investments............       1,825,999
(10,100,678)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       4,225,868
493,062
Dividends paid to shareholders
   from net investment income...      (4,049,905)
(8,064,957)
Net asset value of shares issued
   to shareholders in
   reinvestment of dividends....         163,507
623,068
                                  -----------------    -----
----------
Total increase (decrease).......         339,470
(6,948,827)
Net Assets
Beginning of period.............      77,631,690
84,580,517
                                  -----------------    -----
----------
End of period...................     $77,971,160        $
77,631,690
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Notes to Financial Statements (Unaudited)       THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized
in Maryland on
August 21, 1987 as a diversified, closed-end management
investment company. The
Fund's primary investment objective is to maximize current
income to
shareholders through investment in a diversified portfolio
of high-yield,
fixed-income securities rated in the medium to lower
categories by recognized
rating services, or nonrated securities of comparable
quality. As a secondary
investment objective, the Fund will seek capital
appreciation, but only when
consistent with its primary objective. The ability of
issuers of debt securities
held by the Fund to meet their obligations may be affected
by economic or
political developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by
principal market makers.
Any security for which the primary market is on an exchange
is valued at the
last sales price on such exchange on the day of valuation
or, if there was no
sale on such day, the last bid price quoted on such day.
Securities issued in
private placements are valued at the mean between the bid
and asked prices
provided by principal market makers. Any security for which
a reliable market
quotation is unavailable is valued at fair value as
determined in good faith by
or under the direction of the Fund's Board of Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral
declines, or if
bankruptcy proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Fund may be delayed or
limited.
The Fund may invest up to 20% of its total assets in
securities which are not
readily marketable, including those which are restricted as
to disposition under
securities law ('restricted securities').
Cash Flow Information: The Fund invests in securities and
distributes dividends
from net investment income which are paid in cash or are
reinvested at the
discretion of shareholders. These activities are reported in the Statement of
Changes in Net Assets and additional information on cash
receipts and cash
payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on
PIK (payment-in-kind)
securities and amortizing discounts on debt obligations.
Cash, as used in the
Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of
Assets and Liabilities.
Security Transactions and Investment Income: Security
transactions are recorded
on the trade date. Realized and unrealized gains and losses
from securities
transactions are calculated on the identified cost basis.
Interest income which
is comprised of three elements: stated coupon rate, original issue discount and
market discount, is recorded on the accrual basis. Dividend
income is recorded
on the ex-dividend date. Expenses are recorded on the
accrual basis which may
require the use of certain estimates by management.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of
net capital gains, if
any. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management,
Inc. ('PIFM'). Pursuant to this agreement, PIMF has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'). PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's
------------------------------------------------------------
--------------------
                                       18

Notes to Financial Statements (Unaudited)       THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------
services, the compensation of officers and employees of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed weekly and payable
monthly, at an
annual rate of .70 of 1% of the Fund's average weekly net
assets.
PIMF and PIC are indirect, wholly owned subsidiaries of The
Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period ended February 28, 1999 aggregated
$36,691,345 and $34,281,114,
respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999 was $100,007,072 and net unrealized depreciation
including short-term
investments, for federal income tax purposes was $3,434,953
(gross unrealized
appreciation-$3,148,677; gross unrealized depreciation-
$6,583,630).
The Fund had a capital loss carryforward as of August 31,
1998 of approximately
$18,187,600 of which $3,463,700 expires in 1999, $8,891,400
expires in 2000,
$263,000 expires in 2003 and $5,569,500 expires in 2004.
Such carryforward is
after utilization of $2,347,417 to offset the Fund's net
taxable gains
recognized in the year ended August 31, 1998. Accordingly,
no capital gains
distribution is expected to be paid to shareholders until
net realized gains
have been realized in excess of such amounts.
------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
February 28, 1999, the
Fund had a 0.14% undivided interest in the repurchase
agreements in the joint
account. The undivided interest for the Fund represented
$991,000 in principal
amount. As of such date, each repurchase agreement in the
joint account and the
value of the collateral therefor was as follows:
Bear, Stearns & Co. 4.76%, in the principal amount of
$210,000,000, repurchase
price $210,083,300, due 3/1/99. The value of the collateral
including accrued
interest was $215,525,470.
CIBC Oppenheimer Corp., 4.72%, in the principal amount of
$95,815,000,
repurchase price $95,852,687, due 3/1/99. The value of the
collateral including
accrued interest was $98,136,799.
Salomon Smith Barney Inc., 4.77%, in the principal amount of
$210,000,000,
repurchase price $210,083,475, due 3/1/99. The value of the
collateral including
accrued interest was $214,279,055.
Warburg Dillon Read LLC, 4.76%, in the principal amount of
$210,000,000,
repurchase price $210,083,300, due 3/1/99. The value of the
collateral including
accrued interest was $214,322,383.
------------------------------------------------------------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted line of
credit with State Street
Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily,
at one percentage point over the Federal Funds rate.
The average daily balance outstanding and the maximum face
amount of borrowings
outstanding at any month end for the period ended February
28, 1999 was
$20,000,000 at a weighted average interest rate of 6.07%.
------------------------------------------------------------
Note 6. Capital
There are 200 million shares of $.01 par value common stock
authorized.
Prudential owned 11,000 shares of common stock as of
February 28, 1998.
During the period ended February 28, 1999 and fiscal year
ended August 31, 1998
the Fund issued 23,503 and 81,512 shares, respectively, in
connection with the
reinvestment of dividends.
------------------------------------------------------------
Note 7. Dividends and Distributions
On March 1 and April 1, 1999 the Board of Directors of the
Fund declared
dividends of $.060 per share payable on March 31 and April
30, respectively, to
shareholders of record on March 15 and April 15, 1999,
respectively.
------------------------------------------------------------
--------------------
                                       19

Financial Highlights (Unaudited)                THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------

Six Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1999          1998        1997        1996        1995
1994

------       -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a).............       $
6.91       $  7.58     $  7.24     $  7.12     $  7.21     $
7.75

------       -------     -------     -------     -------
-------
Net investment income...............................
 .37           .74         .74         .77         .86
 .87
Net realized and unrealized gain (loss) on
   investments......................................
--          (.69)        .35         .16        (.08)
(.46)

------       -------     -------     -------     -------
-------
   Total from investment operations.................
 .37           .05        1.09         .93         .78
 .41

------       -------     -------     -------     -------
-------
Dividends paid to shareholders from net investment
   income...........................................
(.36)         (.72)       (.74)       (.77)       (.87)
(.91)
Distributions to shareholders in excess of net
   investment income................................
--            --        (.01)         --          --
(.04)
Return of capital distributions.....................
--            --          --        (.04)         --
--

------       -------     -------     -------     -------
-------
   Total dividends and distributions................
(.36)         (.72)       (.75)       (.81)       (.87)
(.95)

------       -------     -------     -------     -------
-------
Net asset value, end of period(a)...................       $
6.92       $  6.91     $  7.58     $  7.24     $  7.12     $
7.21

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
Market price per share, end of period(a)............       $
7.13       $  6.38     $  7.81     $  7.75     $  8.00     $
8.00

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL INVESTMENT RETURN(b)..........................
17.70%       (10.19)%     11.47%       8.05%      12.84%
3.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................       $
77,971       $77,632     $84,581     $80,174     $78,255
$78,525
Average net assets (000)............................       $
77,271       $85,511     $81,788     $79,408     $76,345
$83,241
Ratio of expenses to average net assets.............
2.70%(c)      2.64%       2.79%       2.89%       3.03%
2.29%
Ratio of net investment income to average net
   assets...........................................
10.84%(c)      9.64%      10.04%      10.62%      12.36%
11.49%
Portfolio turnover rate.............................
36%           73%         82%         97%        106%
79%
Asset coverage......................................
490%          488%        526%        501%        491%
493%
Total debt outstanding at period end (000)..........       $
20,000       $20,000     $20,000     $20,000     $20,000
$20,000

---------------
(a) NAV and market value are published in The Wall Street
Journal each Monday.
(b) Total investment return is calculated assuming a
purchase of common stock at
    the current market price on the first day and a sale at
the closing market
    price on the last day of each period reported. Dividends
are assumed, for
    purposes of this calculation, to be reinvested at prices
obtainable under
    the Fund's dividend and reinvestment plan. This amount
does not reflect
    brokerage commissions. Total returns for periods of less
than a full year
    are not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     20

Other Information (Unaudited)                   THE HIGH
YIELD INCOME FUND, INC.
------------------------------------------------------------
--------------------
At an annual shareholder meeting held on December 8, 1998, shareholders elected
Robert F. Gunia, Delayne D. Gold and Thomas T. Mooney as Class II Directors of the Fund. Shareholders also approved the following matters: the elimination of the Fund's fundamental investment restriction regarding restricted and illiquid securities, investment in securities of other investment companies, and the selection of PricewaterhouseCoopers LLP as the independent certified public accountants for the Fund for the fiscal year ending August 31, 1999. The results of the matters voted upon were as follows:

Number of Shares
                                        --------------------
-------------------------------------------------

Withheld
                                           For
Authority             Against            Abstain
                                        ---------
----------            -------            -------
Election of Robert F. Gunia             9,062,120
224,443
Election of Delayne D. Gold             9,062,320
224,243
Election of Thomas T. Mooney            9,062,120
224,243
Elimination of investment restriction
regarding restricted and illiquid
securities                              4,075,668
583,883                                219,939
Elimination of investment restriction
regarding investment in securities of
other investment companies              4,068,211
566,311                                244,967
Selection of PricewaterhouseCoopers
LLP                                     8,990,669
151,938                                143,956

Dividend Reinvestment Plan. Shareholders may elect to have
all distributions of
dividends and capital gains automatically reinvested in Fund shares (Shares)
pursuant to the Fund's Dividend Reinvestment Plan (the
Plan). Shareholders who
do not participate in the Plan will receive all
distributions in cash paid by
check mailed directly to the shareholders of record (or, if
the shares are held
in street or other nominee name, then to the nominee) by the custodian, as
dividend disbursing agent. Shareholders who wish to
participate in the Plan
should contact the Fund at (800) 451-6788.
State Street Bank and Trust Co. (the Plan Agent) serves as
agent for the
shareholders in administering the Plan. After the Fund
declares a dividend or
capital gains distribution, if (1) the market price is lower than net asset
value, the participants in the Plan will receive the
equivalent in Shares valued
at the market price determined as of the time of purchase
(generally, following
the payment date of the dividend or distribution); or if (2)
the market price of
Shares on the payment date of the dividend or distribution
is equal to or
exceeds their net asset value, participants will be issued
Shares at a price
equal to net asset value but not less than 95% of the market price. If net asset
value exceeds the market price of Shares on the payment date or the Fund
declares a dividend or other distribution payable only in
cash, the Plan Agent
will, as agent for the participants, receive the cash
payment and use it to buy
Shares in the open market. If, before the Plan Agent has
completed its
purchases, the market price exceeds the net asset value per
share, the average
per share purchase price paid by the Plan Agent may exceed
the net asset value
per share, resulting in the acquisition of fewer shares than if the dividend or
distribution had been paid in shares issued by the Fund. The
Fund will not issue
Shares under the Plan below net asset value.
There is no charge to participants for reinvesting dividends or capital gain
distributions, except for certain brokerage commissions, as
described below. The
Plan Agent's fees for the handling of the reinvestment of
dividends and
distributions will be paid by the Fund. There will be no
brokerage commissions
charged with respect to shares issued directly by the Fund.
However, each
participant will pay a pro rata share of brokerage
commissions incurred with
respect to the Plan Agent's open market purchases in
connection with the
reinvestment of dividends and distributions. The automatic
reinvestment of
dividends and distributions will not relieve participants of any federal income
tax that may be payable on such dividends or distributions. The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.
Participants in the Plan may withdraw from the Plan upon
written notice to the
Plan Agent and will receive certificates for whole Shares
and cash for
fractional Shares.
All correspondence concerning the Plan should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200, Boston, MA
02266-8200.
------------------------------------------------------------
--------------------
                                       21

            Directors
            Edward D. Beach
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Harry A. Jacobs, Jr.
            Thomas T. Mooney
            Thomas H. O'Brien
            Richard A. Redeker
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            Richard A. Redeker, President
            Robert F. Gunia, Vice President
            Grace Torres, Treasurer
            Stephen M. Ungerman, Assistant Treasurer
            S. Jane Rose, Secretary
            Deborah A. Docs, Assistant Secretary

            Manager
            Prudential Investments Fund Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            The Prudential Investment Corporation
            Prudential Plaza
            Newark, NJ 07101

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Shereff, Friedman, Hoffman & Goodman, LLP
            919 Third Avenue
            New York, N.Y. 10022

               The accompanying financial statements as of February 28, 1999 were not audited and accordingly, no opinion is expressed on them.
               This report is for stockholder information.
This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund,
Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and
information about the
            fund's holdings are for the period covered by this report and are subject to change thereafter.

            429904105